Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	CB FINANCIAL SERVICES, INC.
Entity File Number	001-36706
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	51-0534721
Entity Address, Address Line One	100 N. Market Street,
Entity Address, City or Town	Carmichaels,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15320
City Area Code	(724)
Local Phone Number	966-5041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.4167 per share
Trading Symbol	CBFV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001605301
Amendment Flag	false